Business Combinations - Summary of Identifiable Assets and liabilities acquisition (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 01, 2021
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	€ 7,720	€ 650
Customer databases	11,193	7,073
Loans receivable	6,345	14,808
Income tax receivables		370
Right-of-use assets	6,848	844
Deferred tax assets	53	689
Trade and other receivables	43,023	18,538
Restricted cash	72	583
Net cash acquired with the subsidiaries	41,178	30,191
Identifiable Assets Acquired	135,479	153,941
Liabilities Assumed [Abstract]
Lease liabilities	(8,602)	(815)
Interest-bearing loans and borrowings	(10,741)	(6,306)
Trade and other payables	(39,429)	(25,596)
Customer liabilities	(1,999)	(5,191)
Deferred tax liabilities	(9,725)	(7,306)
Provisions		(17,879)
Income tax payables	(2,149)	(145)
Liabilities assumed	(72,645)	(63,239)
Total identifiable net assets at fair value	62,834	90,701
Goodwill	6,071	94
Gain on bargain purchase	(16,349)	(34,995)	€ (45,331)
Purchase consideration transferred	52,556	55,800		€ 13,200
YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment		15
Customer databases		0
Loans receivable		1
Income tax receivables		0
Right-of-use assets		74
Deferred tax assets		0
Trade and other receivables		1,204
Restricted cash		282
Net cash acquired with the subsidiaries	5,120	5,120
Identifiable Assets Acquired		10,429
Liabilities Assumed [Abstract]
Lease liabilities		(77)
Interest-bearing loans and borrowings		0
Trade and other payables		(5,529)
Customer liabilities		(537)
Deferred tax liabilities		(481)
Provisions		0
Income tax payables		0
Liabilities assumed		(6,624)
Total identifiable net assets at fair value		3,806
Goodwill		94
Gain on bargain purchase		0
Purchase consideration transferred	3,900	3,900
GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment		575
Customer databases		6,004
Loans receivable		340
Income tax receivables		367
Right-of-use assets		340
Deferred tax assets		0
Trade and other receivables		7,778
Restricted cash		301
Net cash acquired with the subsidiaries	10,952	10,952
Identifiable Assets Acquired		60,547
Liabilities Assumed [Abstract]
Lease liabilities		(338)
Interest-bearing loans and borrowings		(25)
Trade and other payables		(11,505)
Customer liabilities		(1,289)
Deferred tax liabilities		(2,161)
Provisions		(1,420)
Income tax payables		0
Liabilities assumed		(16,738)
Total identifiable net assets at fair value		43,808
Goodwill		0
Gain on bargain purchase		(17,508)
Purchase consideration transferred	26,300	26,300
LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment		60
Customer databases		1,069
Loans receivable		14,467
Income tax receivables		3
Right-of-use assets		430
Deferred tax assets		689
Trade and other receivables		9,556
Restricted cash		0
Net cash acquired with the subsidiaries	14,119	14,119
Identifiable Assets Acquired		82,965
Liabilities Assumed [Abstract]
Lease liabilities		(400)
Interest-bearing loans and borrowings		(6,281)
Trade and other payables		(8,562)
Customer liabilities		(3,365)
Deferred tax liabilities		(4,664)
Provisions		(16,459)
Income tax payables		(145)
Liabilities assumed		(39,877)
Total identifiable net assets at fair value		43,087
Goodwill		0
Gain on bargain purchase		(17,487)
Purchase consideration transferred	25,600	25,600
Brand names [member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date		14,316
Brand names [member] | YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date		508
Brand names [member] | GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date		0
Brand names [member] | LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date		13,808
Licences [member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date	242	1,024
Licences [member] | YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date		16
Licences [member] | GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date		823
Licences [member] | LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date		185
Marketing And Data Analytics Know How [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date	18,165	44,595
Marketing And Data Analytics Know How [Member] | YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date		998
Marketing And Data Analytics Know How [Member] | GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date		24,879
Marketing And Data Analytics Know How [Member] | LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date		18,718
Technology Acquired In Business Combination [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date	€ 640	20,258
Technology Acquired In Business Combination [Member] | YakiraLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date		2,211
Technology Acquired In Business Combination [Member] | GazelleManagementHoldingsLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date		8,187
Technology Acquired In Business Combination [Member] | LanesterInvestmentsLimited [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date		€ 9,860